Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Commissions and fees (CHF million)
Commissions and fees	3,463	3,671	3,586	7,134	6,993
QoQ Percent Change | Lending business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	2.00%
YoY Percent Change | Lending business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	7.00%			17.00%
Lending business
Commissions and fees (CHF million)
Commissions and fees	349	342	327	691	593
QoQ Percent Change | Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	0.00%
YoY Percent Change | Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	3.00%			0.00%
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,072	1,070	1,043	2,142	2,141
QoQ Percent Change | Other securities business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	47.00%
YoY Percent Change | Other securities business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	16.00%			(8.00%)
Other securities business
Commissions and fees (CHF million)
Commissions and fees	22	15	19	37	40
QoQ Percent Change | Fiduciary business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	1.00%
YoY Percent Change | Fiduciary business
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	3.00%			0.00%
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,094	1,085	1,062	2,179	2,181
QoQ Percent Change | Underwriting
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(9.00%)
YoY Percent Change | Underwriting
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(4.00%)			(2.00%)
Underwriting
Commissions and fees (CHF million)
Commissions and fees	491	542	513	1,033	1,051
QoQ Percent Change | Brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(18.00%)
YoY Percent Change | Brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(10.00%)			3.00%
Brokerage
Commissions and fees (CHF million)
Commissions and fees	989	1,208	1,094	2,197	2,124
QoQ Percent Change | Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(15.00%)
YoY Percent Change | Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(8.00%)			2.00%
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	1,480	1,750	1,607	3,230	3,175
QoQ Percent Change | Other services
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	9.00%
YoY Percent Change | Other services
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(8.00%)			(1.00%)
Other services
Commissions and fees (CHF million)
Commissions and fees	540	494	590	1,034	1,044
QoQ Percent Change
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(6.00%)
YoY Percent Change
Commissions and fees (CHF million)
Commissions and fees, % Change (as a percent)	(3.00%)			2.00%